Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
EBP 91-0369590 002 [Member]
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0